Note 1 - Segment Information - Geographical Information (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Net sales		$ 11,762,526	$ 6,521,207	$ 5,146,734
Total assets		17,550,246	14,449,431	13,716,189
Trade receivables		2,493,940	1,299,072	968,148
Property, plant and equipment, net		5,556,263	5,824,801	6,193,181
Capital expenditures		378,446	239,518	193,322
Depreciation and amortization		607,723	594,721	678,806
North America [Member]
Disclosure of operating segments [line items]
Net sales		6,902,787	3,360,345	2,179,949
Total assets		9,018,386	7,992,946	8,071,574
Trade receivables		1,371,717	652,483	411,692
Property, plant and equipment, net		3,548,844	3,805,912	3,971,101
Capital expenditures		118,644	106,118	71,531
Depreciation and amortization		348,550	307,116	408,546
South America [Member]
Disclosure of operating segments [line items]
Net sales		2,550,402	1,311,279	776,235
Total assets		3,896,403	2,399,448	1,868,458
Trade receivables		583,223	234,800	115,972
Property, plant and equipment, net		1,031,423	984,413	1,050,619
Capital expenditures		176,448	63,723	63,111
Depreciation and amortization		125,324	125,781	106,827
Europe [Member]
Disclosure of operating segments [line items]
Net sales		1,000,833	742,463	642,793
Total assets		2,071,624	1,727,573	1,461,738
Trade receivables		202,753	180,515	139,427
Property, plant and equipment, net		706,539	742,461	823,057
Capital expenditures		62,143	43,344	39,691
Depreciation and amortization		76,631	89,667	84,518
Middle East and Africa [member]
Disclosure of operating segments [line items]
Net sales		1,031,106	857,120	1,227,532
Total assets		739,579	581,204	804,559
Trade receivables		249,637	146,125	210,194
Property, plant and equipment, net		189,701	221,859	242,939
Capital expenditures		2,813	6,689	10,452
Depreciation and amortization		37,612	41,528	44,259
Asia Pacific [Member]
Disclosure of operating segments [line items]
Net sales		277,398	250,000	320,225
Total assets		283,608	364,486	552,508
Trade receivables		86,610	85,149	90,863
Property, plant and equipment, net		79,756	70,156	105,465
Capital expenditures		18,398	19,644	8,537
Depreciation and amortization		19,606	30,629	34,656
Unallocated [member]
Disclosure of operating segments [line items]
Net sales	[1]
Total assets	[1]	1,540,646	1,383,774	957,352
Trade receivables	[1]
Property, plant and equipment, net	[1]
Capital expenditures	[1]
Depreciation and amortization	[1]

[1]	For 2022, 2021 and 2020 includes Investments in non-consolidated companies. See note 13 to these Consolidated Financial Statements.